Condensed Consolidating Supplemental Guarantor Information Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents	$ 464	$ 537	$ 498
Accounts receivable, net	1,356	1,270
Inventories	806	780
Due from affiliates	0	0
Other current assets	397	243
Total current assets	3,023	2,830
Property, plant and equipment, net	359	341
Goodwill	2,692	2,741	2,727
Intangibles, net	595	578
Prepaid pension cost	140	118
Deferred income taxes	448	460
Investments in subsidiaries	0	0
Due from affiliates	0	0
Other assets	504	586
Total assets	7,761	7,654
Short-term borrowings	185	52
Accounts payable	897	762
Payroll and benefits liabilities	238	219
Deferred service revenue and customer deposits	461	458
Due to Related Parties, Current	0	0
Other current liabilities	501	398
Total current liabilities	2,282	1,889
Long-term debt	2,980	2,939
Pension and indemnity plan liabilities	759	798
Postretirement and postemployment benefits liabilities	118	133
Income tax accruals	91	148
Due to affiliates	0	0
Other liabilities	259	200
Total liabilities	6,489	6,107
Redeemable noncontrolling interest	14	15
Series A convertible preferred stock: par value $0.01 per share, 3.0 shares authorized, 0.9 and 0.8 shares issued and outstanding as of December 31, 2018 and December 31, 2017, respectively; redemption amount and liquidation preference of $871 and $825 as of December 31, 2018 and December 31, 2017, respectively	859	810
Total NCR stockholders’ equity	395	719
Noncontrolling interests in subsidiaries	4	3
Total stockholders’ equity	399	722
Total liabilities and stockholders’ equity	7,761	7,654
Parent Company [Member]
Cash and cash equivalents	6	97	67
Accounts receivable, net	37	62
Inventories	288	311
Due from affiliates	708	646
Other current assets	137	78
Total current assets	1,176	1,194
Property, plant and equipment, net	245	207
Goodwill	2,168	2,228
Intangibles, net	536	503
Prepaid pension cost	0	0
Deferred income taxes	317	334
Investments in subsidiaries	3,244	3,008
Due from affiliates	16	31
Other assets	453	472
Total assets	8,155	7,977
Short-term borrowings	85	52
Accounts payable	397	382
Payroll and benefits liabilities	141	124
Deferred service revenue and customer deposits	221	216
Due to Related Parties, Current	2,177	1,884
Other current liabilities	201	204
Total current liabilities	3,222	2,862
Long-term debt	2,978	2,937
Pension and indemnity plan liabilities	502	515
Postretirement and postemployment benefits liabilities	18	20
Income tax accruals	19	20
Due to affiliates	0	0
Other liabilities	162	94
Total liabilities	6,901	6,448
Redeemable noncontrolling interest	0	0
Series A convertible preferred stock: par value $0.01 per share, 3.0 shares authorized, 0.9 and 0.8 shares issued and outstanding as of December 31, 2018 and December 31, 2017, respectively; redemption amount and liquidation preference of $871 and $825 as of December 31, 2018 and December 31, 2017, respectively	859	810
Total NCR stockholders’ equity	395	719
Noncontrolling interests in subsidiaries	0	0
Total stockholders’ equity	395	719
Total liabilities and stockholders’ equity	8,155	7,977
Guarantor Subsidiary [Member]
Cash and cash equivalents	8	11	12
Accounts receivable, net	10	12
Inventories	4	7
Due from affiliates	2,092	1,801
Other current assets	47	39
Total current assets	2,161	1,870
Property, plant and equipment, net	1	0
Goodwill	0	0
Intangibles, net	0	0
Prepaid pension cost	0	0
Deferred income taxes	0	0
Investments in subsidiaries	2,854	2,942
Due from affiliates	1	1
Other assets	4	63
Total assets	5,021	4,876
Short-term borrowings	0	0
Accounts payable	2	0
Payroll and benefits liabilities	0	0
Deferred service revenue and customer deposits	5	6
Due to Related Parties, Current	143	130
Other current liabilities	6	5
Total current liabilities	156	141
Long-term debt	0	0
Pension and indemnity plan liabilities	0	0
Postretirement and postemployment benefits liabilities	3	3
Income tax accruals	5	5
Due to affiliates	36	39
Other liabilities	24	36
Total liabilities	224	224
Redeemable noncontrolling interest	0	0
Series A convertible preferred stock: par value $0.01 per share, 3.0 shares authorized, 0.9 and 0.8 shares issued and outstanding as of December 31, 2018 and December 31, 2017, respectively; redemption amount and liquidation preference of $871 and $825 as of December 31, 2018 and December 31, 2017, respectively	0	0
Total NCR stockholders’ equity	4,797	4,652
Noncontrolling interests in subsidiaries	0	0
Total stockholders’ equity	4,797	4,652
Total liabilities and stockholders’ equity	5,021	4,876
Non-Guarantor Subsidiaries [Member]
Cash and cash equivalents	450	429	419
Accounts receivable, net	1,309	1,196
Inventories	514	462
Due from affiliates	457	283
Other current assets	255	162
Total current assets	2,985	2,532
Property, plant and equipment, net	113	134
Goodwill	524	513
Intangibles, net	59	75
Prepaid pension cost	140	118
Deferred income taxes	149	157
Investments in subsidiaries	0	0
Due from affiliates	35	39
Other assets	47	51
Total assets	4,052	3,619
Short-term borrowings	100	0
Accounts payable	498	380
Payroll and benefits liabilities	97	95
Deferred service revenue and customer deposits	235	236
Due to Related Parties, Current	937	716
Other current liabilities	336	225
Total current liabilities	2,203	1,652
Long-term debt	2	2
Pension and indemnity plan liabilities	257	283
Postretirement and postemployment benefits liabilities	97	110
Income tax accruals	67	123
Due to affiliates	16	32
Other liabilities	91	101
Total liabilities	2,733	2,303
Redeemable noncontrolling interest	14	15
Series A convertible preferred stock: par value $0.01 per share, 3.0 shares authorized, 0.9 and 0.8 shares issued and outstanding as of December 31, 2018 and December 31, 2017, respectively; redemption amount and liquidation preference of $871 and $825 as of December 31, 2018 and December 31, 2017, respectively	0	0
Total NCR stockholders’ equity	1,301	1,298
Noncontrolling interests in subsidiaries	4	3
Total stockholders’ equity	1,305	1,301
Total liabilities and stockholders’ equity	4,052	3,619
Consolidation, Eliminations [Member]
Cash and cash equivalents	0	0	$ 0
Accounts receivable, net	0	0
Inventories	0	0
Due from affiliates	(3,257)	(2,730)
Other current assets	(42)	(36)
Total current assets	(3,299)	(2,766)
Property, plant and equipment, net	0	0
Goodwill	0	0
Intangibles, net	0	0
Prepaid pension cost	0	0
Deferred income taxes	(18)	(31)
Investments in subsidiaries	(6,098)	(5,950)
Due from affiliates	(52)	(71)
Other assets	0	0
Total assets	(9,467)	(8,818)
Short-term borrowings	0	0
Accounts payable	0	0
Payroll and benefits liabilities	0	0
Deferred service revenue and customer deposits	0	0
Due to Related Parties, Current	(3,257)	(2,730)
Other current liabilities	(42)	(36)
Total current liabilities	(3,299)	(2,766)
Long-term debt	0	0
Pension and indemnity plan liabilities	0	0
Postretirement and postemployment benefits liabilities	0	0
Income tax accruals	0	0
Due to affiliates	(52)	(71)
Other liabilities	(18)	(31)
Total liabilities	(3,369)	(2,868)
Redeemable noncontrolling interest	0	0
Series A convertible preferred stock: par value $0.01 per share, 3.0 shares authorized, 0.9 and 0.8 shares issued and outstanding as of December 31, 2018 and December 31, 2017, respectively; redemption amount and liquidation preference of $871 and $825 as of December 31, 2018 and December 31, 2017, respectively	0	0
Total NCR stockholders’ equity	(6,098)	(5,950)
Noncontrolling interests in subsidiaries	0	0
Total stockholders’ equity	(6,098)	(5,950)
Total liabilities and stockholders’ equity	$ (9,467)	$ (8,818)